Quarterly Report
August 31, 2020
MFS®  Intermediate High
Income Fund
CIH-Q3

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 132.3%
Aerospace – 3.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$353,000	$259,455
Bombardier, Inc., 7.875%, 4/15/2027 (n)	160,000	115,952
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	159,500
Moog, Inc., 4.25%, 12/15/2027 (n)	345,000	356,212
TransDigm, Inc., 6.5%, 7/15/2024	185,000	185,925
TransDigm, Inc., 6.25%, 3/15/2026 (n)	200,000	211,140
TransDigm, Inc., 6.375%, 6/15/2026	185,000	187,313
TransDigm, Inc., 5.5%, 11/15/2027	265,000	258,693
		$1,734,190
Automotive – 3.9%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$200,000	$187,500
Adient U.S. LLC, 7%, 5/15/2026 (n)	20,000	21,485
Allison Transmission, Inc., 5%, 10/01/2024 (n)	395,000	397,974
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	125,000	136,875
American Axle & Manufacturing, Inc., 6.25%, 3/15/2026	90,000	91,730
Dana, Inc., 5.5%, 12/15/2024	20,000	20,400
Dana, Inc., 5.375%, 11/15/2027	143,000	150,150
Dana, Inc., 5.625%, 6/15/2028	47,000	49,468
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	270,000	284,507
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	250,000	251,875
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	245,000	260,138
		$1,852,102
Broadcasting – 4.0%
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	$120,000	$125,400
iHeartCommunications, Inc., 8.375%, 5/01/2027	130,000	131,625
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	55,000	54,725
Netflix, Inc., 5.875%, 2/15/2025	355,000	410,025
Netflix, Inc., 3.625%, 6/15/2025 (n)	150,000	158,250
Netflix, Inc., 5.875%, 11/15/2028	160,000	196,000
Netflix, Inc., 5.375%, 11/15/2029 (n)	50,000	60,125
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	275,000	290,125
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	85,000	88,000
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	340,000	355,300
		$1,869,575
Brokerage & Asset Managers – 0.9%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$405,000	$421,200
Building – 7.1%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$225,000	$235,687
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	355,000	365,338
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	308,000	305,342
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)	85,000	86,488
Core & Main LP, 6.125%, 8/15/2025 (n)	228,000	234,313
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	160,000	168,790
HD Supply, Inc., 5.375%, 10/15/2026 (n)	255,000	268,129
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	300,000	318,744
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	201,000	209,368
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	109,000	118,085
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	190,000	209,832
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	188,000	178,600
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	130,000	138,450
Standard Industries, Inc., 6%, 10/15/2025 (n)	115,000	119,198
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	171,000	181,189

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	$96,000	$95,369
Summit Materials LLC/Summit Materials Finance Co., 5.25%, 1/15/2029 (n)	92,000	96,377
		$3,329,299
Business Services – 3.0%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$225,000	$230,625
CDK Global, Inc., 4.875%, 6/01/2027	285,000	300,675
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	120,000	124,500
Iron Mountain, Inc., REIT, 5.25%, 7/15/2030 (n)	95,000	100,822
MSCI, Inc., 4.75%, 8/01/2026 (n)	245,000	254,800
QualityTech LP/QTS Finance Corp., 4.75%, 11/15/2025 (n)	75,000	77,719
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	100,000	110,250
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	175,000	189,875
		$1,389,266
Cable TV – 11.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	$125,000	$128,594
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	585,000	613,115
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	360,000	378,450
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	490,000	526,431
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	200,000	209,792
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	800,000	853,168
DISH DBS Corp., 5.875%, 11/15/2024	195,000	206,110
DISH DBS Corp., 7.75%, 7/01/2026	200,000	229,000
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	180,000	119,700
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	90,000	62,100
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	200,000	214,500
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	380,000	394,250
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	105,000	115,319
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	425,200
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	205,000	210,576
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	87,088
Videotron Ltd., 5.125%, 4/15/2027 (n)	465,000	491,738
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	200,000	212,000
		$5,477,131
Chemicals – 2.0%
Axalta Coating Systems Ltd., 4.875%, 8/15/2024 (n)	$280,000	$286,826
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	150,000	157,125
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	185,000
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	135,000	140,231
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	158,000	161,271
		$930,453
Computer Software – 1.5%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$255,000	$263,854
PTC, Inc., 3.625%, 2/15/2025 (n)	215,000	220,912
PTC, Inc., 4%, 2/15/2028 (n)	40,000	41,412
VeriSign, Inc., 5.25%, 4/01/2025	90,000	100,800
VeriSign, Inc., 4.75%, 7/15/2027	85,000	90,525
		$717,503
Computer Software - Systems – 2.7%
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)	$65,000	$66,375
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	405,000	465,061
Fair Isaac Corp., 4%, 6/15/2028 (n)	86,000	89,229
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	175,000	178,063
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	165,000	166,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$295,000	$315,975
		$1,281,353
Conglomerates – 6.6%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$275,000	$292,188
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	365,000	382,337
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	73,000	76,103
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	210,000	226,800
EnerSys, 5%, 4/30/2023 (n)	275,000	285,370
EnerSys, 4.375%, 12/15/2027 (n)	55,000	56,581
Gates Global LLC, 6.25%, 1/15/2026 (n)	255,000	262,650
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	120,000	126,000
Griffon Corp., 5.75%, 3/01/2028	223,000	236,659
MTS Systems Corp., 5.75%, 8/15/2027 (n)	230,000	232,962
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	220,000	237,050
TriMas Corp., 4.875%, 10/15/2025 (n)	520,000	528,450
WESCO Distribution, Inc., 7.125%, 6/15/2025 (n)	81,000	89,100
WESCO Distribution, Inc., 7.25%, 6/15/2028 (n)	80,000	89,239
		$3,121,489
Construction – 2.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$95,000	$99,275
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	160,000	163,600
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	215,000	219,838
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)	30,000	33,600
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	65,000	70,587
Toll Brothers Finance Corp., 4.875%, 11/15/2025	180,000	200,770
Toll Brothers Finance Corp., 4.35%, 2/15/2028	265,000	286,862
		$1,074,532
Consumer Products – 2.0%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)	$122,000	$130,540
Coty, Inc., 6.5%, 4/15/2026 (n)	190,000	157,225
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	205,000	217,300
Mattel, Inc., 6.75%, 12/31/2025 (n)	185,000	196,331
Mattel, Inc., 5.875%, 12/15/2027 (n)	109,000	118,548
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	110,000	115,377
		$935,321
Consumer Services – 3.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$59,000	$63,278
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	175,000	193,812
ANGI Group LLC, 3.875%, 8/15/2028 (n)	85,000	86,103
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	205,000	220,375
Garda World Security Corp., 4.625%, 2/15/2027 (n)	75,000	77,063
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	111,000	120,435
Match Group, Inc., 5%, 12/15/2027 (n)	200,000	213,250
Match Group, Inc., 4.625%, 6/01/2028 (n)	250,000	263,252
Realogy Group LLC, 9.375%, 4/01/2027 (n)	220,000	228,800
Service Corp. International, 3.375%, 8/15/2030	123,000	125,335
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	210,000	214,200
		$1,805,903
Containers – 5.2%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (p)	$200,000	$205,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	255,000	265,297
Berry Global Group, Inc., 4.875%, 7/15/2026 (n)	140,000	148,750
Berry Global Group, Inc., 5.625%, 7/15/2027 (n)	95,000	100,188
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	276,000	289,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	$290,000	$308,305
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	90,000	93,820
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	175,000	178,377
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	75,000	80,438
Reynolds Group, 5.125%, 7/15/2023 (n)	150,000	152,205
Reynolds Group, 7%, 7/15/2024 (n)	57,000	58,460
Silgan Holdings, Inc., 4.75%, 3/15/2025	235,000	239,700
Silgan Holdings, Inc., 4.125%, 2/01/2028	92,000	95,335
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	220,000
		$2,436,175
Electrical Equipment – 0.7%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$149,000	$152,756
CommScope Technologies LLC, 5%, 3/15/2027 (n)	180,000	178,650
		$331,406
Electronics – 2.3%
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	$76,000	$81,890
Entegris, Inc., 4.625%, 2/10/2026 (n)	270,000	278,858
Entegris, Inc., 4.375%, 4/15/2028 (n)	90,000	93,825
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	180,000	197,100
Sensata Technologies B.V., 5%, 10/01/2025 (n)	320,000	347,933
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	75,000	79,125
		$1,078,731
Energy - Independent – 3.0%
Apache Corp., 4.875%, 11/15/2027	$63,000	$64,410
Apache Corp., 4.375%, 10/15/2028	245,000	243,153
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	205,000	202,376
Jagged Peak Energy LLC, 5.875%, 5/01/2026	125,000	127,500
Laredo Petroleum, Inc., 10.125%, 1/15/2028	50,000	35,625
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	159,000	165,676
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	170,000	168,725
Matador Resources Co., 5.875%, 9/15/2026	110,000	95,700
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	130,000	134,550
Southwestern Energy Co., 6.45%, 1/23/2025	63,300	63,142
Southwestern Energy Co., 7.5%, 4/01/2026	102,700	104,754
Southwestern Energy Co., 7.75%, 10/01/2027	15,000	15,339
		$1,420,950
Entertainment – 1.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	$60,000	$59,700
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	175,000	172,375
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	80,000	54,800
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	95,000	95,475
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	90,000	99,163
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	195,000	189,092
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	125,000	135,275
		$805,880
Financial Institutions – 4.5%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$200,000	$138,500
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	175,000	170,134
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	130,000	120,127
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	215,000	221,450
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	451,000	261,580
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	125,000	132,539
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)	78,000	82,111
Navient Corp., 5.5%, 1/25/2023	130,000	133,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Navient Corp., 5%, 3/15/2027	$130,000	$125,125
OneMain Financial Corp., 6.875%, 3/15/2025	160,000	179,200
OneMain Financial Corp., 7.125%, 3/15/2026	100,000	114,749
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	220,000	216,940
Springleaf Finance Corp., 8.875%, 6/01/2025	99,000	111,622
Springleaf Finance Corp., 5.375%, 11/15/2029	80,000	85,100
		$2,092,922
Food & Beverages – 3.8%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$120,000	$125,700
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	220,000	227,425
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	295,000	326,712
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	71,000	72,420
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	115,000	127,756
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	305,000	318,280
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	43,000	47,318
Performance Food Group Co., 5.5%, 10/15/2027 (n)	200,000	208,500
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	155,000	164,687
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	90,000	91,350
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	80,000	84,600
		$1,794,748
Forest & Paper Products – 0.2%
Graphic Packaging International LLC, 3.5%, 3/15/2028 (n)	$75,000	$76,313
Gaming & Lodging – 6.9%
Boyd Gaming Corp., 6.375%, 4/01/2026	$50,000	$52,126
Boyd Gaming Corp., 4.75%, 12/01/2027	130,000	129,367
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/2025 (n)	155,000	148,392
CCM Merger, Inc., 6%, 3/15/2022 (n)	230,000	228,850
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	45,000	47,250
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	76,000	79,610
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	162,000	171,720
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	145,000	149,350
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	335,000	338,350
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	185,000	194,250
MGM Growth Properties LLC, 5.75%, 2/01/2027	20,000	22,125
MGM Resorts International, 6.75%, 5/01/2025	185,000	197,950
Scientific Games Corp., 8.25%, 3/15/2026 (n)	80,000	82,000
Scientific Games International, Inc., 7%, 5/15/2028 (n)	55,000	53,912
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	205,000	209,613
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	235,000	234,412
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	39,000	39,300
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	310,000	321,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	150,000	148,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	235,000	228,890
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	105,000	106,208
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	85,000	82,875
		$3,266,675
Industrial – 0.3%
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	$157,000	$158,900
Insurance - Health – 0.8%
Centene Corp., 5.375%, 6/01/2026 (n)	$205,000	$216,275
Centene Corp., 4.25%, 12/15/2027	135,000	141,075
		$357,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.5%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$105,000	$106,575
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	190,000	201,400
AssuredPartners, Inc., 7%, 8/15/2025 (n)	60,000	61,650
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	40,000	42,600
Hub International Ltd., 7%, 5/01/2026 (n)	295,000	306,062
		$718,287
Machinery & Tools – 0.4%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$155,000	$162,944
Major Banks – 1.4%
Barclays PLC, 7.875%, 12/29/2049	$200,000	$209,244
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	200,000	220,240
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	200,000	221,292
		$650,776
Medical & Health Technology & Services – 8.8%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$234,000	$247,502
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	115,000	123,913
Change Healthcare Holdings, Inc./Change Healthcare Finance, Inc., 5.75%, 3/01/2025 (n)	60,000	60,900
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	285,000	291,412
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	35,700
DaVita, Inc., 4.625%, 6/01/2030 (n)	123,000	129,304
DaVita, Inc., 3.75%, 2/15/2031 (n)	147,000	145,633
Encompass Health Corp., 5.75%, 9/15/2025	120,000	124,116
HCA, Inc., 5.375%, 2/01/2025	525,000	591,024
HCA, Inc., 5.875%, 2/15/2026	305,000	349,225
HCA, Inc., 5.625%, 9/01/2028	45,000	53,519
HCA, Inc., 3.5%, 9/01/2030	185,000	194,740
HealthSouth Corp., 5.125%, 3/15/2023	265,000	266,987
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	145,000	139,291
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	600,000	631,563
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	75,000	74,813
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	175,000	177,677
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	115,000	122,475
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	245,000	264,600
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	130,000	133,250
		$4,157,644
Medical Equipment – 1.7%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$250,000	$261,391
Hologic, Inc., 4.375%, 10/15/2025 (n)	75,000	76,549
Teleflex, Inc., 4.875%, 6/01/2026	80,000	83,600
Teleflex, Inc., 4.625%, 11/15/2027	340,000	361,250
		$782,790
Metals & Mining – 6.0%
Arconic Corp., 6%, 5/15/2025 (n)	$110,000	$116,600
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	145,000	149,350
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	140,000	142,975
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	130,000	119,275
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	185,000	202,229
Constellium SE, 5.625%, 6/15/2028 (n)	250,000	258,125
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	140,000	157,850
Freeport-McMoRan, Inc., 5%, 9/01/2027	190,000	201,044
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	125,000	131,562
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	185,000	202,575
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	170,000	173,403
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	372,000	367,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 5.875%, 9/30/2026 (n)	$325,000	$339,560
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	90,000	80,663
TMS International Corp., 7.25%, 8/15/2025 (n)	220,000	186,637
		$2,829,801
Midstream – 5.0%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$510,000	$516,375
Cheniere Energy Partners LP, 4.5%, 10/01/2029	115,000	119,887
DCP Midstream Operating LP, 5.125%, 5/15/2029	95,000	99,988
EnLink Midstream Partners LP, 4.85%, 7/15/2026	60,000	52,800
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	48,000	50,940
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	47,000	51,465
EQM Midstream Partners LP, 5.5%, 7/15/2028	305,000	315,901
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	60,000	52,950
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	177,500	150,055
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	170,000	170,884
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	255,000	263,287
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	130,000	143,650
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	80,000	80,910
Western Midstream Operating LP, 5.05%, 2/01/2030	265,000	271,294
		$2,340,386
Network & Telecom – 0.7%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$200,000	$209,420
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	125,000	129,087
		$338,507
Oil Services – 0.4%
ChampionX Corp., 6.375%, 5/01/2026	$135,000	$127,575
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	175,000	17,500
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	125,000	50,625
		$195,700
Oils – 1.3%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$345,000	$363,996
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	160,000	151,918
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	130,000	109,623
		$625,537
Personal Computers & Peripherals – 0.3%
NCR Corp., 5.75%, 9/01/2027 (n)	$60,000	$63,000
NCR Corp., 5%, 10/01/2028 (n)	75,000	75,605
		$138,605
Pharmaceuticals – 2.2%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$90,000	$89,775
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	530,000	545,237
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	55,000	54,313
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	166,000	169,270
Jaguar Holding Co. II / Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	49,000	51,940
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	105,000	112,088
		$1,022,623
Pollution Control – 0.6%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$60,000	$60,413
GFL Environmental, Inc., 7%, 6/01/2026 (n)	103,000	108,150
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	90,000	97,908
		$266,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$149,250
Meredith Corp., 6.875%, 2/01/2026	170,000	147,677
		$296,927
Railroad & Shipping – 0.4%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$162,000	$170,708
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$80,000	$84,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	185,000	195,638
		$279,638
Real Estate - Other – 0.3%
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	$161,000	$146,510
Restaurants – 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$245,000	$208,556
Retailers – 1.0%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$109,000	$108,183
L Brands, Inc., 9.375%, 7/01/2025 (n)	23,000	26,790
L Brands, Inc., 5.25%, 2/01/2028	255,000	244,800
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	90,000	91,350
		$471,123
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$165,000	$169,537
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	261,000	272,842
		$442,379
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$116,000	$115,735
Penske Automotive Group Co., 5.375%, 12/01/2024	145,000	147,735
Penske Automotive Group Co., 5.5%, 5/15/2026	175,000	182,219
PetSmart, Inc., 7.125%, 3/15/2023 (n)	110,000	110,813
PetSmart, Inc., 8.875%, 6/01/2025 (n)	60,000	62,280
		$618,782
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$47,000	$48,513
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	116,000	119,190
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	270,000	284,175
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	15,000	16,200
		$468,078
Telecommunications - Wireless – 6.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$200,000	$212,330
Altice France S.A., 8.125%, 2/01/2027 (n)	200,000	223,000
Altice France S.A., 5.5%, 1/15/2028 (n)	200,000	210,000
Altice France S.A., 6%, 2/15/2028 (n)	200,000	200,000
SBA Communications Corp., 4.875%, 9/01/2024	310,000	318,432
SBA Communications Corp., 3.875%, 2/15/2027 (n)	161,000	167,110
Sprint Capital Corp., 6.875%, 11/15/2028	355,000	453,512
Sprint Corp., 7.125%, 6/15/2024	75,000	87,166
Sprint Corp., 7.625%, 3/01/2026	515,000	633,355
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	204,141
T-Mobile USA, Inc., 5.375%, 4/15/2027	310,000	334,025
		$3,043,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
Vector Group Ltd., 6.125%, 2/01/2025 (n)	$80,000	$81,200
Vector Group Ltd., 10.5%, 11/01/2026 (n)	95,000	98,725
		$179,925
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$105,000	$107,625
Utilities - Electric Power – 3.9%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$505,000	$535,300
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	90,000	94,275
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	320,000	340,800
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	120,000	131,100
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	140,000	149,428
PG&E Corp., 5%, 7/01/2028	195,000	194,513
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	90,000	91,350
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	285,000	316,673
		$1,853,439
Total Bonds		$62,276,199
Common Stocks – 1.6%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)	11,385	$21,111
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$56,504
Special Products & Services – 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	8,000	$680,240
Total Common Stocks		$757,855
Floating Rate Loans (r) – 1.3%
Broadcasting – 0.3%
Nexstar Broadcasting, Inc., Term Loan B4, 2.905%, 9/18/2026	$61,480	$60,315
WMG Acquisition Corp., Term Loan F, 2.281%, 11/01/2023	64,933	63,543
		$123,858
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.658%, 4/15/2027	$63,680	$61,478
Chemicals – 0.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.057%, 6/01/2024	$52,890	$51,455
Element Solutions, Inc., Term Loan B1, 2.156%, 1/31/2026	63,520	62,051
		$113,506
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.906%, 4/16/2025	$63,511	$61,588
Food & Beverages – 0.1%
U.S. Foods, Inc., Term Loan B, 1.906%, 6/27/2023	$40,266	$38,635
Medical & Health Technology & Services – 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 1.906%, 8/12/2026	$63,521	$62,211
Jaguar Holding Co. II, Term Loan, 3.5%, 8/18/2022	63,499	63,284
		$125,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.933%, 11/27/2025	$58,514	$57,234
Total Floating Rate Loans		$581,794
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	84	$10
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	84	1
Total Warrants				$11

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,005,146	$1,005,146

Other Assets, Less Liabilities – (37.3)%		(17,556,193)
Net Assets – 100.0%		$47,064,812
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,005,146 and $63,615,859, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,508,007, representing 94.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$680,240	$11	$56,504	$736,755
Mexico	—	21,111	—	21,111
Municipal Bonds	—	107,625	—	107,625
U.S. Corporate Bonds	—	54,608,290	—	54,608,290
Foreign Bonds	—	7,560,284	—	7,560,284
Floating Rate Loans	—	581,794	—	581,794
Mutual Funds	1,005,146	—	—	1,005,146
Total	$1,685,386	$62,879,115	$56,504	$64,621,005
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/19	$101,158
Change in unrealized appreciation or depreciation	(44,654)
Balance as of 8/31/20	$56,504
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2020 is ($44,654). At August 31, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,034,504	$16,235,752	$16,264,709	$(258)	$(143)	$1,005,146
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,394	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.